Note 8 - Notes payable	9 Months Ended
Sep. 30, 2016
Debt Disclosure [Abstract]
Note 8 - Notes payable

8.      Notes payable

	September 30, 2016 $	December 31, 2015 $

Mortgages payable on February 20, 2034, bearing interest at a variable rate, collateralized by a deed of trust on the real estate properties purchased with the loan	197,074	203,343
Promissory note payable on November 1, 2019, bearing interest at 5.371% per annum, collateralized by the real estate properties titled to ARP Borrower, LLC and 100% equity ownership in ARP Borrower, LLC. The note is also secured by the Company	1,634,241	1,651,183
Promissory note payable on December 1, 2020, bearing interest at 5.88% per annum, collateralized by the real estate properties titled to ARP Borrower II, LLC and 100% equity ownership in ARP Borrower II, LLC	959,752	968,000
Promissory note payable on November 27, 2016, bearing interest at 16% per annum, collateralized by a deed of trust on the real estate property purchased with the loan	180,000	180,000
Promissory note payable on July 8, 2017, bearing interest at 18% per annum initially and at 12% per annum after four months, collateralized by a deed of trust on the real estate property purchased with the loan	80,000	80,000
Promissory note payable on April 1, 2017, bearing interest at 16% per annum, collateralized by a deed of trust on the real estate properties titled to ARP	300,000	–
Promissory note payable on April 1, 2021, bearing interest at 10% per annum, collateralized by a deed of trust on the real estate properties purchased with the loan	314,831	–
Mortgage payable on April 1, 2053, bearing interest at 2% per annum, collateralized by a deed of trust on the real estate properties purchased with the loan	245,723	–
Promissory note payable on May 1, 2021, bearing interest at 6.07% per annum, collateralized by the real estate properties titled to AHIT Valfre, LLP and ARP Borrower, LLC	1,199,447	–
Mortgage payable on April 1, 2028, bearing interest at 2.985% per annum, collateralized by the real estate property purchased with the loan.	125,724	–
Mortgage payable on April 1, 2018, bearing interest at 5% per annum, collateralized by a deed of trust on the real estate properties purchased with the loan. This note was refinanced on April 18, 2016, as disclosed below.	–	18,861
Mortgage payable on July 1, 2029, bearing interest at 4.125% per annum, collateralized by a deed of trust on the real estate properties purchased with the loan. This note was refinanced on April 18, 2016, as disclosed below.	–	91,943
Home Equity Line-of-credit, bearing interest at a variable interest rate, collateralized by a deed of trust on the real estate properties purchased with the loan. This note was refinanced on April 18, 2016, as disclosed below.	–	46,108
Mortgage payable on October 1, 2035, bearing interest at a variable rate, collateralized by a deed of trust on the real estate properties purchased with the loan. This note was refinanced on April 18, 2016, as disclosed below.	–	140,512
Mortgage payable on June 1, 2043, bearing interest at 4.125% per annum, collateralized by a deed of trust on the real estate properties purchased with the loan. This note was refinanced on April 18, 2016, as disclosed below.	–	113,036
Mortgage payable on July 1, 2041, bearing interest at 5.25% per annum, collateralized by a deed of trust on the real estate properties purchased with the loan. This note was refinanced on April 18, 2016, as disclosed below.	–	274,905
Home Equity Line-of-credit, bearing interest at 8.25% per annum, collateralized by a deed of trust on the real estate properties purchased with the loan. This note was refinanced on April 18, 2016, as disclosed below.	–	34,484
Mortgage payable on June 1, 2043, bearing interest at 4.125% per annum, collateralized by a deed of trust on the real estate properties purchased with the loan. This note was refinanced on April 18, 2016, as disclosed below.	–	132,362
Mortgage payable on December 1, 2034, bearing interest at a variable rate, collateralized by a deed of trust on the real estate properties purchased with the loan. This note was refinanced on April 18, 2016, as disclosed below.	–	111,168
Mortgage payable on January 1, 2022, bearing interest at 4.375% per annum, collateralized by a deed of trust on the real estate properties purchased with the loan. This note was refinanced on April 18, 2016, as disclosed below.	–	16,683
Mortgage payable on September 1, 2033, bearing interest at a variable rate, collateralized by a deed of trust on the real estate properties purchased with the loan. This note was refinanced on April 18, 2016, as disclosed below.	–	76,336
Home Equity Line-of-credit payable on January 13, 2040, bearing interest at 2.76% per annum, collateralized by a deed of trust on the real estate properties purchased with the loan. This note was refinanced on April 18, 2016, as disclosed below.	–	50,215
Mortgage payable on November 1, 2026, bearing interest at 4.5% per annum, collateralized by a deed of trust on the real estate properties purchased with the loan. This note was refinanced on April 18, 2016, as disclosed below.	–	82,526

	5,236,792	4,271,665
Note payable – related party, payable on June 1, 2026, bearing interest at 4.5% per annum, collateralized by a deed of trust on the real estate properties purchased with the loan	75,809	-
	5,312,601	4,271,665

On April 18, 2016, AHIT-Valfre closed financing with FirstKey Mortgage, LLC and entered into a balloon note for $1,203,000, bearing interest at 6.07% per annum and due on May 1, 2012. The note is collateralized by the real estate properties titled to AHIT Valfre. The proceeds from the balloon note were used to pay off mortgages previously assumed by AHIT-Valfre on August 3, 2015.

Effective July 8, 2016, the deed of trust and $80,000 promissory note owed by the Company was amended such that the maturity date was extended from July 8, 2016 to July 8, 2017. Commencing July 8, 2016, the promissory note will bear interest at 18% per annum initially and then 12% per annum after four months.

The following table schedules the principal payments on the notes payable, including the related party note, for the next five years and thereafter as of September 30, 2016:

Year	Amount
2016	$ 199,223
2017	458,673
2018	82,610
2019	1,637,538
2020	966,222
thereafter	1,968,335

Total	$ 5,312,601

At September 30, 2016, the weighted-average interest rate on short-term borrowings outstanding was 15.43%. The average amount of short-term borrowings during the nine months ended September 30, 2016 was $186,667. The average interest on short-term borrowings during the nine months ended September 30, 2016 was $18,071.